Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)
(a)	(b)	(c)	(d)	(e)
2024	966,735	877,464	941,031	869,125
2023	2,133,976	2,133,976	654,286	530,752
2022	2,598,910	2,598,910	614,767	412,596

Named Executive Officers, Footnote [Text Block]

(1)	Dean W. Rivest is the PEO for 2024 and Kevin R. Hoben is the PEO for 2023 and 2022. The other NEOs for 2024 are: Kevin R. Hoben and Edwin B. Moran. The other NEOs for 2023 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Susan B. Asch. The other NEOs for 2022 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Timothy P. Scanlan.

(2)	Because Kevin R. Hoben does not have equity awards, there is no adjustment for 2023 or 2022. For 2024, the value included in this column reflects the adjustments to the values as shown in the PEO Adjustment Table below.

(3)	For each year, the values included in this column reflect the adjustments to the values as shown in the Non-PEO NEO Adjustment Table below.

SCT Total for PEO (column(b))		$ 966,735	$ 2,133,976	$ 2,598,910
Compensation Actually Paid to PEO (column (c))	[1]	$ 877,464	2,133,976	2,598,910
Adjustment to PEO Compensation Footnote [Text Block]

PEO Adjustment Table

PEO NEO	2024	2023	2022

SCT Total for PEO (column(b))	$966,735	$2,133,976	$2,598,910
- aggregate change in actuarial present value of pension benefits	-	-	-
+ service cost of pension benefits	-	-	-
+ prior service cost of pension benefits	-	-	-
- SCT “Stock Awards” column value	90,000	-	-
- SCT “Option Awards” column value	-	-	-
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	12,661	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	2,420	-	-
+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(4,037)	-	-
-/+ year-over-year change in fair value of equity awards vested in prior years not matured and paid in the covered year	(10,494)	-	-
-/+ change in fair value of equity awards vested in prior years that matured and were paid in the covered year	180	-	-
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-
+ excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to PEO (column (c))	$877,464	$2,133,976	$2,598,910

Average SCT Total for Non-PEO NEOs (column(d))		$ 941,031	654,286	614,767
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	[2]	$ 869,125	$ 530,752	$ 412,596
Adjustment to Non-PEO Compensation Footnote [Text Block]

Non-PEO NEO Adjustment Table

Average for Non-PEO NEOs	2024	2023	2022

Average SCT Total for Non-PEO NEOs (column(d))	$941,031	$654,286	$614,767
- aggregate change in actuarial present value of pension benefits	-	-	-
+ service cost of pension benefits	-	-	-
+ prior service cost of pension benefits	-	-	-
- SCT “Stock Awards” column value	75,000	225,004	285,048
- SCT “Option Awards” column value	-	-	-
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	10,554	36,661	48,212
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	2,015	19,544	27,660
+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(2,547)	2,941	(7,625)
-/+ year-over-year change in fair value of equity awards vested in prior years not matured and paid in the covered year	(7,108)	(13,662)	(42,911)
-/+ change in fair value of equity awards vested in prior years that matured and were paid in the covered year	180	55,986	57,540
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-
+ excess fair value for equity award modifications	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$869,125	$530,752	$412,596

PEO Name		Dean W. Rivest	Kevin R. Hoben	Kevin R. Hoben
PEO [Member]
Pay vs Performance Disclosure [Table]
SCT Total for PEO (column(b))		$ 966,735	$ 2,133,976	$ 2,598,910
Compensation Actually Paid to PEO (column (c))		877,464	2,133,976	2,598,910
PEO [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | SCT “Stock Awards” Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		90,000
PEO [Member] | SCT “Option Awards” Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that Were Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,661
PEO [Member] | Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,420
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,037)
PEO [Member] | Year-over-year Change in Fair Value of Equity Awards Vested in Prior Years not Matured and Paid in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,494)
PEO [Member] | Change in Fair Value of Equity Awards Vested in Prior Years that Matured and Were Paid in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		180
PEO [Member] | Fair Value as of Prior-year End of Equity Awards Granted in Prior Years that Failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dollar Value of Dividends/Earnings Paid on Equity Awards in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Average SCT Total for Non-PEO NEOs (column(d))		941,031	654,286	614,767
Average Compensation Actually Paid to Non-PEO NEOs (column (e))		869,125	530,752	412,596
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT “Stock Awards” Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		75,000	225,004	285,048
Non-PEO NEO [Member] | SCT “Option Awards” Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that Were Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,554	36,661	48,212
Non-PEO NEO [Member] | Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,015	19,544	27,660
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,547)	2,941	(7,625)
Non-PEO NEO [Member] | Year-over-year Change in Fair Value of Equity Awards Vested in Prior Years not Matured and Paid in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,108)	(13,662)	(42,911)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Vested in Prior Years that Matured and Were Paid in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		180	55,986	57,540
Non-PEO NEO [Member] | Fair Value as of Prior-year End of Equity Awards Granted in Prior Years that Failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dollar Value of Dividends/Earnings Paid on Equity Awards in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Because Kevin R. Hoben does not have equity awards, there is no adjustment for 2023 or 2022. For 2024, the value included in this column reflects the adjustments to the values as shown in the PEO Adjustment Table below.
[2]	For each year, the values included in this column reflect the adjustments to the values as shown in the Non-PEO NEO Adjustment Table below.